Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Accrued license fees	$ 227,500	$ 225,000
Accrued research and development	564,634	300,182
Accrued deferred offering costs		246,236
Accrued compensation	680,537	234,265
Accrued other	80,529	49,832
Total	$ 1,893,438	$ 1,055,515